Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 355,398	$ 51,049	¥ 275,779	¥ 254,803
Deferred	144,963	20,823	102,111	12,279
Income tax expense	¥ 500,361	$ 71,872	¥ 377,890	¥ 267,082